Form N-1A Cover	Nov. 02, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Tidal Trust I
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 02, 2026
Prospectus Date	May 05, 2026